INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory rate	$ 255
Permanent timing differences	(330)
Effect of change in US Tax rates for deferral items
Other
Change in valuation allowance	75
Income tax expense (benefit)